Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets
12.	OTHER NON-CURRENT ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits	1,000	1,000
Prepayment for property and equipment	25,841	2,103
Long term interest receivable (1)	184,829	95,429

Total	211,670	98,532

(1)	Long term interest receivable is the accrued and unpaid interests of the Group’s long-term time deposits.